Annual Total Returns[BarChart] - Nationwide International Index Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.12%)	18.03%	21.31%	(6.13%)	(1.15%)	0.56%	24.74%	(14.09%)	21.54%	7.28%